Employee share ownership plans (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Description of Plans
The table below provides a description of each of the plans.

Plan	CDP and STIP	LTIP and MAP	Transitional and Commencement KMP awards	Shareplus
Type	Short-term incentive	Long-term incentive	Long-term incentive	All-employee share purchase plan

Overview
The CDP was implemented in FY2020 as a replacement for the STIP, both of which are generally plans for Executive KMP and members of the Executive Leadership Team who are not Executive KMP.

Under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting in two and five years respectively.

Under STIP, half of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the two-year
vesting period.

The LTIP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP, and awards are granted annually.

The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant’s role and grade.

Awards may be granted to new Executive KMP recruited into or within the Group to bridge the time-based gap between the vesting of awards either granted in their non-KMP roles or to replace awards foregone from a previous company.
Employees may contribute up to US$5,000 to acqui r e s hares in any plan year. On the third anniversary of the start of a plan year , the Group will match the number of acquired shares.

Vesting conditions
CDP: Service conditions only for the two-year award. Vesting of the five-year award is subject to service conditions and also to holistic review of performance at the end of the five-year vesting period, including a five-year view on HSEC performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct.

STIP: Service conditions only.

LTIP: Service and performance conditions.

BHP’s Total Shareholder Return (TSR)(1) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. From the establishment of the LTIP in 2004 until the awards granted in December 2016, this percentage was set at 5.5 per cent per year.
For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest.

MAP: Service conditions only.
			Service and performance conditions. The Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to personal performance and the underlying financial performance of the Group during the performance period. To the extent the performance condition is not achieved, awards will lapse. There is no retesting of the performance condition. Vested awards may be subject to a holding lock.	Service conditions only.

Vesting period	CDP – 2 and 5 years STIP – 2 years	LTIP – 5 years MAP – 1 to 5 years	2 years	3 years

Dividend Equivalent Payment	CDP – Yes STIP – Yes	LTIP – Yes MAP – Varies	Yes	No

Exercise period	None	None	None	None

(1)	BHP’s TSR is the weighted average of the TSRs of BHP Group Limited and BHP Group Plc.

Summary of Employee Share Awards
Employee share awards

2021	Number of awards at the beginning of the financial year	Number of awards issued during the year	Number of awards vested and exercised	Number of awards lapsed	Number of awards at the end of the financial year	Number of awards vested and exercisable at the end of the financial year	Weighted average remaining contractual life (years)	Weighted average share price at exercise date
BHP Group Limited
CDP awards	–	276,944	–	60,604	216,340	–	2.2	–
STIP awards	377,140	74,796	251,148	3	200,785	–	0.5	A$39.06
GSTIP awards (1)	12,041	–	12,041	–	–	–	–	A$39.06
LTIP awards	4,937,506	654,790	653,170	1,395,906	3,543,220	–	1.6	A$39.06
MAP awards	11,159,990	3,502,112	4,161,573	547,012	9,953,517	51,247	1.2	A$39.16
Transitional and Commencement KMP awards	–	77,000	–	–	77,000	–	1.2	–
Shareplus	4,057,382	2,536,374	1,694,880	359,682	4,539,194	–	1.3	A$45.49

BHP Group Plc
MAP awards	218,403	82,404	70,569	54,189	176,049	–	1.1	£17.89
Shareplus	229,462	125,493	103,128	19,060	232,767	–	1.3	£20.57

(1)	Short-term incentive awards that were granted to BHP senior management who were not KMP. Awards were last granted in FY2018. All awards had vested or lapsed at 30 June 2021.

Summary of Fair Value and Assumptions in the Calculation of Fair Value for Awards Issued
Fair value and assumptions in the calculation of fair value for awards issued

2021	Weighted average fair value of awards granted during the year US$	Risk-free interest rate	Estimated life of awards	Share price at grant date	Estimated volatility of share price	Dividend yield
BHP Group Limited
CDP awards	25.28	n/a	2 and 5 years	A$35.90	n/a	n/a
STIP awards	25.28	n/a	2 years	A$35.90	n/a	n/a
LTIP awards (1)	14.68	0.25%	5 years	A$35.90/A$33.81/A$38.56	28.0%	n/a
MAP awards (2)	22.88	n/a	1-5 years	A$38.36/A$36.91/A$35.90/A$45.88	n/a	4.90%
Transitional and Commencement KMP awards	28.35	n/a	2 years	A$38.56	n/a	n/a
Shareplus	24.96	0.21%	3 years	A$30.19	n/a	5.59%
BHP Group Plc
MAP awards	18.66	n/a	3 years	£17.13	n/a	5.70%
Shareplus	15.32	0.12%	3 years	£12.11	n/a	6.40%

(1)	Includes LTIP awards granted on 20 October 2020, 2 November 2020 and 1 December 2020.
(2)	Includes MAP awards granted on 21 August 2020, 24 September 2020, 20 October 2020 and 7 April 2021.